January 16, 2009

DREYFUS VARIABLE INVESTMENT FUND
-Developing Leaders Portfolio

Supplement to Prospectus
dated May 1, 2008

     The following information supersedes and replaces any contrary information contained in the section of the Prospectus entitled “Management — Investment Adviser.”

     As a result of the merger of Franklin Portfolio Associates LLC into Mellon Capital Management Corporation (“MCM”), Oliver Buckley, Kristin Crawford and Langton C. Garvin became dual employees of The Dreyfus Corporation and MCM on January 1, 2009.

0121S0109

January 16, 2009

DREYFUS VARIABLE INVESTMENT FUND
-Developing Leaders Portfolio

Supplement to the
Statement of Additional Information
Dated May 1, 2008

     The following information supplements and supersedes any contrary information contained in the section of the Portfolio’s SAI entitled “Management Arrangements-Portfolio Management.”

As a result of the merger of Franklin Portfolio Associates LLC into Mellon Capital Management Corporation (“MCM”), Oliver Buckley, Kristin Crawford and Langton C. Garvin became dual employees of The Dreyfus Corporation and MCM on January 1, 2009.